CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
LICENSE REVENUES	$ 594	$ 3,518	$ 894	$ 3,521
RESEARCH AND DEVELOPMENT EXPENSES	5,312	2,380	14,698	6,422
GENERAL AND ADMINISTRATIVE EXPENSES	1,809	1,601	3,786	3,512
OPERATING LOSS	6,527	463	17,590	6,413
FINANCIAL INCOME, net	(557)	(329)	(899)	(682)
LOSS FOR THE PERIOD	$ 5,970	$ 134	$ 16,691	$ 5,731
BASIC LOSS PER ORDINARY SHARE	$ 0.22	$ 0.01	$ 0.63	$ 0.25
DILUTED LOSS PER ORDINARY SHARE	$ 0.22	$ 0.01	$ 0.63	$ 0.25
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	27,660,326	23,128,429	26,306,484	23,127,958
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE	27,660,326	23,128,429	26,306,484	23,127,958